Note 37 Income and expense from insurance and reinsurance contracts (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Income and expense from insurance and reinsurance contracts [Line Items]
Income from insurance and reinsurance contracts	€ 1,645	€ 1,343
Expense from insurance and reinsurance contracts	(1,065)	(802)
Net income arising from insurance contracts	€ 580	€ 540